Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Entity Registrant Name	NAVIGANT CONSULTING INC
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001019737
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12173
Entity Tax Identification Number	36-4094854
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	573-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false